Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other operating items	$ (3,200,000)	$ 90,700,000	$ 0
Credit facilities and long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cost of debt	8.16%	8.36%
Revolving Credit Facility | West Vela Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum borrowing capacity	$ 1,450,000,000
Secured Debt | Tender Rig Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt face amount	$ 440,000,000